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                                                                January 25, 2005

Via EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Loomis Sayles Funds II
     (File Nos.: 333-121113 and 811-06421)

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the prospectus/proxy statement and statement of additional information do not differ from that contained in the Post-Effective Amendment that was filed electronically on January 18, 2005.

     If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2816.

                                            Very truly yours,

                                            /s/ Russell Kane
                                            ----------------
                                            Russell Kane
                                            Assistant Secretary